Loans	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans
Loans
The following table provides the balance of loans, net of unearned income, by portfolio segment as of December 31, 2018 and 2017:

	December 31
(Dollars in thousands)	2018	2017
Commercial:
Commercial, financial, and industrial	$16,514,328	$16,057,273
Commercial real estate	4,030,870	4,214,695
Consumer:
Consumer real estate (a)	6,249,516	6,479,242
Permanent mortgage	222,448	287,820
Credit card & other	518,370	619,899
Loans, net of unearned income	$27,535,532	$27,658,929
Allowance for loan losses	180,424	189,555
Total net loans	$27,355,108	$27,469,374
 Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Balances as of December 31, 2018 and 2017, include $16.2 million and $24.2 million of restricted real estate loans, respectively. See Note 21—Variable Interest Entities for additional information.
COMPONENTS OF THE LOAN PORTFOLIO
The loan portfolio is disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit-impaired), risk characteristics of the loan, and FHN’s method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial and industrial (“C&I”) and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans (“TRUPS”) (i.e. long-term unsecured loans to bank and insurance-related businesses) portfolio and purchased credit-impaired (“PCI”) loans. Loans to mortgage companies include commercial lines of credit to qualified mortgage companies primarily for the temporary warehousing of eligible mortgage loans prior to the borrower’s sale of those mortgage loans to third party investors. Commercial classes within CRE include income CRE, residential CRE and PCI loans. Consumer loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Consumer classes include home equity lines of credit (“HELOCs”), real estate (“R/E”) installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.
Concentrations
FHN has a concentration of residential real estate loans (24 percent of total loans), the majority of which is in the consumer real estate segment (23 percent of total loans). Loans to finance and insurance companies total $2.8 billion (17 percent of the C&I portfolio, or 10 percent of the total loans). FHN had loans to mortgage companies totaling $2.0 billion (12 percent of the C&I segment, or 7 percent of total loans) as of December 31, 2018. As a result, 29 percent of the C&I segment is sensitive to impacts on the financial services industry.
Restrictions
On December 31, 2018, $6.1 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. As of December 31, 2018 and 2017, FHN pledged all of its first and second lien mortgages and HELOCs, excluding restricted real estate loans, to secure potential borrowings from the FHLB-Cincinnati. Additionally, beginning in November 2017, FHN pledged all of its commercial real estate loans to secure potential borrowings from the FHLB-Cincinnati. Restricted loans secure borrowings associated with consolidated VIEs. See Note 21 - Variable Interest Entities for additional discussion.

Acquisition
On November 30, 2017, FHN completed its acquisition of CBF. The acquisition included $7.6 billion in unpaid balance of loans with a fair value of $7.4 billion of which $121.8 million is held-for-sale.
Generally, the fair value for the acquired loans is estimated using a discounted cash flow analysis with significant unobservable inputs (Level 3) including adjustments for expected credit losses, prepayment speeds, current market rates for similar loans, and an adjustment for investor-required yield given product-type and various risk characteristics.
At acquisition, FHN designated certain loans as PCI with the remaining loans accounted for under ASC 310-20, “Nonrefundable Fees and Other Costs”. Of the loans designated as PCI at acquisition, $4.7 million is held-for-sale. For loans accounted for under ASC 310-20, the difference between each loan’s book value and the estimated fair value at the time of the acquisition will be accreted into interest income over its remaining contractual life and the subsequent accounting and reporting will be similar to a loan in FHN’s originated portfolio.
The following tables reflect FHN's contractually required payments receivable, cash flows expected to be collected and the fair value of the acquired loans at the acquisition date of November 30, 2017.

Non-PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$9,182,610
Less : expected losses and foregone interest	(801,546)
Cash flows expected to be collected	8,381,064
Fair value of loans acquired (a)	$7,220,094

(a)	Includes $117.1 million of loans held-for-sale.

PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$258,950
Less : nonaccretable difference	(77,022)
Cash flows expected to be collected	181,928
Less : accretable yield	(14,271)
Fair value of loans acquired (a)	$167,657

(a)	Includes $4.7 million of loans held-for-sale.

Purchased Credit-Impaired Loans
The following table presents a rollforward of the accretable yield for the year ended December 31, 2018 and 2017:

	Year Ended December 31
(Dollars in thousands)	2018	2017
Balance, beginning of period	$15,623	$6,871
Addition	—	13,957
Accretion	(9,467)	(3,564)
Adjustment for payoffs	(3,896)	(1,917)
Adjustment for charge-offs	(1,115)	(45)
Adjustment for pool excess recovery (a)	(123)	(222)
Increase in accretable yield (b)	12,791	467
Disposals	(240)	—
Other	(198)	76
Balance, end of period	$13,375	$15,623

(a)	Represents the removal of accretable difference for the remaining loans in a pool which is now in a recovery state.

(b)	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.
At December 31, 2018, the ALLL related to PCI loans was $4.0 million compared to $3.2 million at December 31, 2017. The loan loss provision expense related to PCI loans during 2018 was $4.8 million, compared to $2.5 million during 2017.
The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$38,873	$44,259	$96,598	$109,280
Commercial real estate	15,197	17,232	36,107	41,488
Consumer real estate	30,723	34,820	38,176	42,568
Credit card and other	1,627	1,879	5,500	6,351
Total	$86,420	$98,190	$176,381	$199,687

Impaired Loans
The following tables provide information at December 31, 2018 and 2017, by class related to individually impaired loans and consumer TDRs, regardless of accrual status. Recorded investment is defined as the amount of the investment in a loan, excluding any valuation allowance but including any direct write-down of the investment. For purposes of this disclosure, PCI loans and the TRUPS valuation allowance have been excluded.

	December 31, 2018
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I (a)	$42,902	$45,387	$—	$24,186	$757
Income CRE	1,589	1,589	—	1,434	51
Residential CRE	$—	$—	$—	$374	$—
Total	$44,491	$46,976	$—	$25,994	$808
Consumer:
HELOC (b)	$8,645	$16,648	$—	$8,723	$—
R/E installment loans (b)	4,314	4,796	—	4,300	—
Permanent mortgage (b)	3,601	6,003	—	4,392	—
Total	$16,560	$27,447	$—	$17,415	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$2,802	$2,802	$149	$16,011	$—
TRUPS	2,888	3,700	925	2,981	—
Income CRE	377	377	—	348	10
Residential CRE	—	—	—	99	—
Total	$6,067	$6,879	$1,074	$19,439	$10
Consumer:
HELOC	$66,482	$69,610	$11,241	$69,535	$2,273
R/E installment loans	38,993	39,851	6,743	40,118	1,024
Permanent mortgage	67,245	78,010	9,419	73,259	2,290
Credit card & other	695	695	337	626	14
Total	$173,415	$188,166	$27,740	$183,538	$5,601
Total commercial	$50,558	$53,855	$1,074	$45,433	$818
Total consumer	$189,975	$215,613	$27,740	$200,953	$5,601
Total impaired loans	$240,533	$269,468	$28,814	$246,386	$6,419

(a)	In Q1 2018, the allowance for TDRs within the commercial portfolio was removed.

(b)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	December 31, 2017
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$8,183	$17,372	$—	$7,810	$—
Income CRE	—	—	—	—	—
Total	$8,183	$17,372	$—	$7,810	$—
Consumer:
HELOC (a)	$9,258	$19,193	$—	$10,374	$—
R/E installment loans (a)	4,093	4,663	—	4,076	—
Permanent mortgage (a)	5,132	7,688	—	5,602	—
Total	$18,483	$31,544	$—	$20,052	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$31,774	$38,256	$5,119	$29,183	$773
TRUPS	3,067	3,700	925	3,139	—
Income CRE	1,612	1,612	49	1,695	52
Residential CRE	795	1,263	83	1,106	10
Total	$37,248	$44,831	$6,176	$35,123	$835
Consumer:
HELOC	$72,469	$75,207	$14,382	$77,454	$2,261
R/E installment loans	43,075	43,827	8,793	48,473	1,246
Permanent mortgage	79,662	90,934	12,105	81,422	2,455
Credit card & other	593	593	311	406	11
Total	$195,799	$210,561	$35,591	$207,755	$5,973
Total commercial	$45,431	$62,203	$6,176	$42,933	$835
Total consumer	$214,282	$242,105	$35,591	$227,807	$5,973
Total impaired loans	$259,713	$304,308	$41,767	$270,740	$6,808

(a)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.
Asset Quality Indicators
FHN employs a dual grade commercial risk grading methodology to assign an estimate for the probability of default (“PD”) and the loss given default (“LGD”) for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. Loan grading discipline is regularly reviewed internally by Credit Assurance Services to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades. LGD grades are assigned based on a scale of 1-12 and represent FHN’s expected recovery based on collateral type in the event a loan defaults. See Note 5 – Allowance for Loan Losses for further discussion on the credit grading system.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$610,177	$—	$—	$12,586	$—	$622,763	3%	$100
2	835,776	—	—	1,688	29	837,493	4	274
3	782,362	716,971	—	289,594	147	1,789,074	9	315
4	1,223,092	394,862	43,220	563,243	—	2,224,417	11	686
5	1,920,034	277,814	77,751	798,509	14,150	3,088,258	15	8,919
6	1,722,136	365,341	45,609	657,628	33,759	2,824,473	14	8,141
7	2,690,784	96,603	11,446	538,909	26,135	3,363,877	16	16,906
8	1,337,113	53,224	—	265,901	20,320	1,676,558	8	18,545
9	1,472,852	96,292	45,117	455,184	29,849	2,099,294	10	15,454
10	490,795	13,260	18,536	60,803	3,911	587,305	3	8,675
11	311,967	—	—	66,986	788	379,741	2	7,973
12	244,867	9,379	—	82,574	5,717	342,537	2	6,972
13	285,987	—	5,786	55,408	251	347,432	2	10,094
14,15,16	224,853	—	—	28,835	837	254,525	1	23,307
Collectively evaluated for impairment	14,152,795	2,023,746	247,465	3,877,848	135,893	20,437,747	100	126,361
Individually evaluated for impairment	45,704	—	2,888	1,966	—	50,558	—	1,074
Purchased credit-impaired loans	41,730	—	—	12,730	2,433	56,893	—	2,823
Total commercial loans	$14,240,229	$2,023,746	$250,353	$3,892,544	$138,326	$20,545,198	100%	$130,258

(a)
Balances presented net of a $20.2 million valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade was “13” prior to second quarter 2018. In second quarter 2018, this portfolio was re-graded to align with its scorecard grading methodologies which resulted in upgrades to a majority of this portfolio. In 3Q18, FHN sold $55.5 million of TRUPS loans with a $5.0 million valuation allowance. Upon sale, a gain of $3.8 million was recognized in the Non-Strategic segment within Fixed Income in the Consolidated Statement of Income. An additional TRUPS loan with a principal balance of $3.0 million and a valuation of $.3 million was paid off in fourth quarter 2018.

	December 31, 2017
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$536,244	$—	$—	$2,500	$—	$538,744	3%	$70
2	877,635	—	—	1,798	69	879,502	4	339
3	582,224	652,982	—	210,073	40	1,445,319	7	272
4	959,581	629,432	—	309,699	—	1,898,712	9	854
5	1,461,632	328,477	—	415,764	2,474	2,208,347	11	7,355
6	1,668,247	335,169	—	456,706	3,179	2,463,301	12	10,495
7	2,257,400	47,720	—	554,590	9,720	2,869,430	14	13,490
8	1,092,994	35,266	—	241,938	6,454	1,376,652	7	21,831
9	2,633,854	70,915	—	1,630,176	61,475	4,396,420	22	9,804
10	373,537	—	—	43,297	4,590	421,424	2	8,808
11	226,382	—	—	31,785	2,936	261,103	1	6,784
12	409,838	—	—	156,717	6,811	573,366	3	5,882
13	202,613	—	303,848	15,707	268	522,436	3	7,265
14,15,16	228,852	—	—	6,587	823	236,262	1	24,400
Collectively evaluated for impairment	13,511,033	2,099,961	303,848	4,077,337	98,839	20,091,018	99	117,649
Individually evaluated for impairment	39,957	—	3,067	1,612	795	45,431	—	6,176
Purchased credit-impaired loans	99,407	—	—	31,615	4,497	135,519	1	2,813
Total commercial loans	$13,650,397	$2,099,961	$306,915	$4,110,564	$104,131	$20,271,968	100%	$126,638

(a)
Balances presented net of a $25.5 million valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade was “13” prior to second quarter 2018. In second quarter 2018, this portfolio was re-graded to align with its scorecard grading methodologies which resulted in upgrades to a majority of this portfolio.

The consumer portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of consumer loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the credit quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other consumer portfolio.
The following table reflects the percentage of balances outstanding by average, refreshed FICO scores for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2018 and 2017:

	December 31, 2018			December 31, 2017
	HELOC	R/E Installment Loans	Permanent Mortgage	HELOC	R/E Installment Loans	Permanent Mortgage
FICO score 740 or greater	61.4%	71.3%	51.8%	60.0%	73.1%	46.4%
FICO score 720-739	8.5	8.8	7.6	8.7	8.0	12.8
FICO score 700-719	7.6	7.0	10.6	8.3	6.4	9.2
FICO score 660-699	10.9	7.6	14.7	11.1	7.2	14.8
FICO score 620-659	5.1	2.8	6.5	4.9	2.8	7.3
FICO score less than 620 (a)	6.5	2.5	8.8	7.0	2.5	9.5
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	For this group, a majority of the loan balances had FICO scores at the time of the origination that exceeded 620 but have since deteriorated as the loans have seasoned.

Nonaccrual and Past Due Loans
The following table reflects accruing and non-accruing loans by class on December 31, 2018:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$14,153,275	$8,234	$102	$14,161,611	$26,325	$5,537	$5,026	$36,888	$14,198,499
Loans to mortgage companies	2,023,746	—	—	2,023,746	—	—	—	—	2,023,746
TRUPS (a)	247,465	—	—	247,465	—	—	2,888	2,888	250,353
Purchased credit-impaired loans	39,433	624	1,673	41,730	—	—	—	—	41,730
Total commercial (C&I)	16,463,919	8,858	1,775	16,474,552	26,325	5,537	7,914	39,776	16,514,328
Commercial real estate:
Income CRE	3,876,229	626	—	3,876,855	30	—	2,929	2,959	3,879,814
Residential CRE	135,861	—	—	135,861	32	—	—	32	135,893
Purchased credit-impaired loans	13,308	103	1,752	15,163	—	—	—	—	15,163
Total commercial real estate	4,025,398	729	1,752	4,027,879	62	—	2,929	2,991	4,030,870
Consumer real estate:
HELOC	1,443,651	11,653	10,129	1,465,433	49,009	3,314	8,781	61,104	1,526,537
R/E installment loans	4,652,658	10,470	6,497	4,669,625	15,146	1,924	4,474	21,544	4,691,169
Purchased credit-impaired loans	24,096	2,094	5,620	31,810	—	—	—	—	31,810
Total consumer real estate	6,120,405	24,217	22,246	6,166,868	64,155	5,238	13,255	82,648	6,249,516
Permanent mortgage	193,591	2,585	4,562	200,738	11,227	996	9,487	21,710	222,448
Credit card & other:
Credit card	188,009	2,133	1,203	191,345	—	—	—	—	191,345
Other	320,551	3,570	526	324,647	110	60	454	624	325,271
Purchased credit-impaired loans	746	611	397	1,754	—	—	—	—	1,754
Total credit card & other	509,306	6,314	2,126	517,746	110	60	454	624	518,370
Total loans, net of unearned income	$27,312,619	$42,703	$32,461	$27,387,783	$101,876	$11,831	$34,042	$147,749	$27,535,532

(a) TRUPS is presented net of the valuation allowance of $20.2 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2017:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$13,514,752	$8,057	$95	$13,522,904	$1,761	$7,019	$19,306	$28,086	$13,550,990
Loans to mortgage companies	2,099,961	—	—	2,099,961	—	—	—	—	2,099,961
TRUPS (a)	303,848	—	—	303,848	—	—	3,067	3,067	306,915
Purchased credit-impaired loans	77,843	2,207	19,357	99,407	—	—	—	—	99,407
Total commercial (C&I)	15,996,404	10,264	19,452	16,026,120	1,761	7,019	22,373	31,153	16,057,273
Commercial real estate:
Income CRE	4,077,106	1,240	—	4,078,346	56	—	546	602	4,078,948
Residential CRE	98,844	—	—	98,844	—	—	791	791	99,635
Purchased credit-impaired loans	31,173	2,686	2,253	36,112	—	—	—	—	36,112
Total commercial real estate	4,207,123	3,926	2,253	4,213,302	56	—	1,337	1,393	4,214,695
Consumer real estate:
HELOC	1,743,776	17,744	9,702	1,771,222	40,508	3,626	8,354	52,488	1,823,710
R/E installment loans	4,587,156	7,274	3,573	4,598,003	14,439	1,957	2,603	18,999	4,617,002
Purchased credit-impaired loans	35,356	2,016	1,158	38,530	—	—	—	—	38,530
Total consumer real estate	6,366,288	27,034	14,433	6,407,755	54,947	5,583	10,957	71,487	6,479,242
Permanent mortgage	254,040	3,930	3,460	261,430	13,245	1,052	12,093	26,390	287,820
Credit card & other:
Credit card	193,940	1,371	1,053	196,364	—	—	—	—	196,364
Other	415,070	2,666	103	417,839	31	—	165	196	418,035
Purchased credit-impaired loans	2,993	1,693	814	5,500	—	—	—	—	5,500
Total credit card & other	612,003	5,730	1,970	619,703	31	—	165	196	619,899
Total loans, net of unearned income	$27,435,858	$50,884	$41,568	$27,528,310	$70,040	$13,654	$46,925	$130,619	$27,658,929

Certain previously reported amounts have been reclassified to agree with current presentation.
(a) TRUPS is presented net of the valuation allowance of $25.5 million.

Troubled Debt Restructurings
As part of FHN’s ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately.
A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower’s financial situation are assessed when determining whether they are experiencing financial difficulty. Concessions could include extension of the maturity date, reductions of the interest rate (which may make the rate lower than current market for a new loan with similar risk), reduction or forgiveness of accrued interest, or principal forgiveness. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty, and whether a concession has been granted, are subjective in nature and management’s judgment is required when determining whether a modification is classified as a TDR.
For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN’s proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as the former Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate generally returns to the original interest rate prior to modification; for certain modifications, the modified interest rate increases 2 percent per year until the original interest rate prior to modification is achieved. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate steps up 1 percent every year until it reaches the Federal Home Loan Mortgage Corporation Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.
Despite the absence of a loan modification, the discharge of personal liability through bankruptcy proceedings is considered a concession. As a result, FHN classifies all non-reaffirmed residential real estate loans discharged in Chapter 7 bankruptcy as nonaccruing TDRs.
On December 31, 2018 and 2017, FHN had $228.2 million and $234.4 million of portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $27.7 million, or 12 percent as of December 31, 2018, and $37.3 million, or 16 percent as of December 31, 2017. Additionally, $57.8 million and $63.2 million of loans held-for-sale as of December 31, 2018 and 2017, respectively, were classified as TDRs.

The following tables reflect portfolio loans that were classified as TDRs during the year ended December 31, 2018 and 2017:

	2018			2017
(Dollars in thousands)	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial (C&I):
General C&I	9	$27,639	$27,190	5	$1,095	$1,086
Total commercial (C&I)	9	27,639	27,190	5	1,095	1,086
Commercial real estate:
Income CRE	4	643	637	1	199	198
Total commercial real estate	4	643	637	1	199	198
Consumer real estate:
HELOC	103	9,406	9,283	143	12,739	12,422
R/E installment loans	92	8,077	7,848	53	4,092	4,027
Total consumer real estate	195	17,483	17,131	196	16,831	16,449
Permanent mortgage	8	1,001	1,184	34	5,078	5,045
Credit card & other	132	604	570	91	572	550
Total troubled debt restructurings	348	$47,370	$46,712	327	$23,775	$23,328

The following tables present TDRs which re-defaulted during 2018 and 2017, and as to which the modification occurred 12 months or less prior to the re-default. For purposes of this disclosure, FHN generally defines payment default as 30 or more days past due.

	2018		2017
(Dollars in thousands)	Number	Recorded Investment	Number	Recorded Investment
Commercial (C&I):
General C&I	2	$579	5	$11,498
Total commercial (C&I)	2	579	5	11,498
Commercial real estate:
Income CRE	—	—	1	88
Total commercial real estate	—	—	1	88
Consumer real estate:
HELOC	6	239	5	776
R/E installment loans	2	146	—	—
Total consumer real estate	8	385	5	776
Permanent mortgage	6	749	3	715
Credit card & other	49	239	10	77
Total troubled debt restructurings	65	$1,952	24	$13,154